Costs of Telecommunications Products Sold - Summary of Costs of Telecommunications Products Sold (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 27,604	$ 4,015	¥ 26,643	¥ 39,301
Handsets and other telecommunication products [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	27,403		26,406	38,888
Others [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 201		¥ 237	¥ 413